Post-Employment Benefits - Summary of Defined Benefit Assets (Liability) Net of Valuation Allowance Included in Other Assets and Other Liabilities (Detail) - CAD ($) $ in Millions		Oct. 31, 2021	Oct. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability		$ (602)	$ (676)
Other assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit asset		1,372	247
Pension plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset (liability), net of valuation allowance		1,323	185
Pension plan [member] | Other assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit asset		1,372	247
Pension plan [member] | Other Liabilities [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability	[1]	(49)	(62)
Other post employment benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset (liability), net of valuation allowance		(549)	(609)
Other post employment benefit plans [member] | Other Liabilities [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability	[1]	$ (549)	$ (609)

[1]	Excludes $4 million (2020: $5 million) of other liabilities for other post-employment plans of immaterial subsidiaries.